Other Items/ Subsequent Events	6 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Other Items/ Subsequent Events
24.	OTHER ITEMS/ SUBSEQUENT EVENTS
On July 7, 2022, the Board resolved to reduce the exercise price of options granted under the Company’s 2020 Equity Incentive Plan. In order to retain and motivate key individuals, the repricing date was effective July 7, 2022, with a modified exercise price of $0.52 per ADS for 5,055,839 options granted under the 2020 EIP. The Company is measuring the financial impact due to this change and will include the incremental fair value costs in the FY 2022 financial statements in accordance with IFRS 2 “
Share-based payment
”. The Company estimates that these costs will not be material.